UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15 (d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
May 1, 2011 to May 31, 2011

Commission File Number of issuing entity: 333-167044-1

Ally Master Owner Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-167044

Ally Wholesale Enterprises LLC
(Exact name of depositor as specified in its charter)

Ally Bank
(Exact name of sponsor as specified in its charter)

DELAWARE (State or other jurisdiction of incorporation or organization of the issuing entity)	27-6449246 (I.R.S. Employer Identification No.)

Ally Wholesale Enterprises LLC 200 Renaissance Center, Detroit, Michigan (Address of principal executive offices of the issuing entity)	48265 (Zip Code)

(313) 656-5500
(Telephone number, including area code)

Registered / reporting pursuant to (Check One)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange
(If Section 12(b))
Series 2010-4 Floating Rate Asset Backed Notes , Class A			X
Series 2011-1 Floating Rate Asset Backed Notes, Class A-1			X
Series 2011-1 Fixed Rate Asset Backed Notes, Class A-2 Series 2011-3 Fixed Rate Asset Backed Notes, Class A-1			X X
Series 2011-3 Fixed Rate Asset Backed Notes, Class A-2			X
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes     X      No

PART II — OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds
This amendment relates to the issuance by the Issuing Entity, Ally Master Owner Trust of Class A-1 Floating Rate Asset Backed Notes, Series 2011-3 with a principal balance of $300,000,000 (the “Class A-1 Notes”) and Class A-2 Fixed Rate Asset Backed Notes, Series 2011-3 with a principal balance of $450,000,000  (the “Class A-2 Notes” and, together with the Class A-1 Notes, the “Offered Notes”) on May 18, 2011 (the “Closing Date’). The Issuing Entity also issued Class B Floating Rate Asset Backed Notes, Series 2011-3 with a principal balance of $68,934,000, Class C Floating Rate Asset Backed Notes, Series 2011-3 with a principal balance of $52,390,000, Class D Floating Rate Asset Backed Notes, Series 2011-3 with a principal balance of $55,147,000, and Class E Asset Backed Equity Notes, Series 2011-3 with a principal balance of $176,470,177 on the Closing Date. Only the Offered Notes were offered publicly for sale as disclosed in the prospectus supplement filed on May 12, 2011 pursuant to Rule 424(b)5 of the of the United States Securities Act of 1933.

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Ally Master Owner Trust
(Issuing Entity)
by: Ally Financial Inc.
(Servicer, not in its individual capacity but solely as Servicer on behalf of the Issuing Entity)

/s/ David J. DeBrunner
David J. DeBrunner Vice President, Controller and Chief Accounting Officer

Date:  July 27, 2011